Related Party Transactions (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Advances from customers - related parties	$ 7,254,968	$ 586,719
Entity A and its subsidiaries [Member]
Related Party Transaction [Line Items]
Advances from customers - related parties	72,904	583,894
Entity D's subsidiary [Member]
Related Party Transaction [Line Items]
Advances from customers - related parties		2,825
Heilongjiang Binteer [Member]
Related Party Transaction [Line Items]
Advances from customers - related parties	5,167
Jincai [Member]
Related Party Transaction [Line Items]
Advances from customers - related parties	$ 7,176,897